Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net loss	$ (127,562)	$ (63,092)	$ (34,444)
Reconciliation of net loss to net cash used in operating activities
Share-based compensation expense	28,188	8,371
Foreign exchange gains or losses		1,436	213
Depreciation	2,198	2,312	1,309
Borrowing costs	1,518		725
Fair value movements – derivatives and warrants	9,782	5,947	0
Adjustment for capitalized interest	12,761	8,559
Changes in operating assets and liabilities
Accounts receivable	(16,475)	(1,063)	(4,755)
Inventory	(19,276)	(8,771)	(2,455)
Accounts payable	3,263	6,619	(1,085)
Employee benefits	708	720	507
Other liabilities	37,020	9,069	1,800
Other assets	(18,965)	(2,567)	(2,269)
Net cash used in operating activities	(86,840)	(32,460)	(40,436)
Cash flows from investing activities
Payments for property, plant and equipment	(7,023)	(2,572)	(1,309)
Net cash used in investing activities	(7,023)	(2,572)	(1,309)
Cash flows from financing activities
Proceeds from issuance of Common Stock in the Business Combination	53,182
Transaction costs paid	(3,808)
Proceeds from the exercise of warrants	26,572
Proceeds from issuance of Common Stock pursuant to the PIPE Financing	15,000
Proceeds from issuance of Common Stock pursuant to the Option Agreements	45,000
Proceeds from issuance of legacy Tritium ordinary shares			23,677
Proceeds from borrowings – external parties	117,527		33,029
Proceeds from borrowings – related parties			5,150
Proceeds from convertible notes including derivative		33,367
Transaction costs for borrowings	(3,888)		(1,162)
Repayment of borrowings - external parties	(77,351)		(12,392)
Repayment of borrowings - related parties	(6,414)
Waiver of related party's option to acquire Tritium	(6,816)
Net cash provided by financing activities	159,004	33,367	48,302
Effects of exchange rate changes on cash and cash equivalents	(545)	120	(60)
Net increase / (decrease) in cash and cash equivalents	65,141	(1,665)	6,557
Cash and cash equivalents at the beginning of the period	6,157	7,702	1,205
Cash and cash equivalents end of the period	$ 70,753	$ 6,157	$ 7,702